Subsequent events (Details) - Subsequent Events [Member] - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Mar. 15, 2016	Feb. 29, 2016	Mar. 29, 2016
Subsequent Event [Line Items]
Ordinary shares issued to employees, directors and consultants	48,000	60,000	31,250
Grant date fair value for ordinary shares issued to independent directors and certain employees	$ 3.35	$ 3.37	$ 3.38
Compensation expense	$ 161	$ 202	$ 106